CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Total Revenues	$ 1,530,923	$ 4,022,238	$ 5,945,270	$ 9,078,696	$ 15,012,366	$ 8,259,917
COST OF REVENUES:
Total Cost of Revenues	1,304,335	2,922,686	4,940,173	6,474,464	10,264,263	6,220,373
GROSS MARGIN	226,588	1,099,552	1,005,097	2,604,232	4,748,103	2,039,544
OPERATING EXPENSES:
Sales and marketing	353,386	297,057	962,040	956,937	1,337,186	1,233,851
Research and development	450,006	329,424	1,392,692	1,296,480	1,651,064	2,515,630
General and administration	2,394,173	2,342,089	6,916,390	6,255,926	8,625,002	5,747,014
Total Operating Expenses	3,197,565	2,968,570	9,271,122	8,509,343	11,613,252	9,496,495
LOSS FROM OPERATIONS	(2,970,977)	(1,869,018)	(8,266,025)	(5,905,111)	(6,865,149)	(7,456,951)
OTHER INCOME (EXPENSES):
Interest expense	(1,406)	(2,057)	(5,816)	(7,943)	(9,191)	(20,268)
Other income, net	24,647	(53,993)	191,022	698	9,557	1,468,318
Total Other Income (Expenses)	23,241	(56,050)	185,206	(7,245)	366	1,448,050
NET LOSS	(2,947,736)	(1,925,068)	(8,080,819)	(5,912,356)	(6,864,783)	(6,008,901)
Product [Member]
REVENUES:
Total Revenues	705,849	2,709,899	3,404,107	6,273,213	11,190,292	5,871,666
COST OF REVENUES:
Total Cost of Revenues	883,836	2,176,761	3,723,151	5,016,551	8,376,649	4,728,197
Service, Other [Member]
REVENUES:
Total Revenues	825,074	1,312,339	2,541,163	2,805,483	3,822,074	2,388,251
COST OF REVENUES:
Total Cost of Revenues	$ 420,499	$ 745,925	$ 1,217,022	$ 1,457,913	$ 1,887,614	$ 1,492,176